OTHER ACCRUED EXPENSES - 10-K	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
OTHER ACCRUED EXPENSES	OTHER ACCRUED EXPENSES
Other accrued expenses consisted of the following:

	December 31,
	2023	2022
Current portion of finance lease liabilities	942	37,895
Amounts due to former Plum shareholders	—	36,586
Other	69,007	52,678
Total other accrued expenses	$69,949	$127,159
The amounts due to former Plum shareholders is unchanged in 2023, however the Company has determined that the payment of this amount will most likely be due after 2024 and therefore the amount has been reclassified to other liabilities.